Note Payable - Narrative (Details)	1 Months Ended															3 Months Ended
	Mar. 31, 2022 USD ($) EMPLOYEE $ / shares shares	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) AGREEMENT	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 USD ($) TRANCHE	Jul. 31, 2020 USD ($) INSTALLMENT	Dec. 31, 2018 USD ($)	Mar. 31, 2022 USD ($) EMPLOYEE $ / shares shares	Dec. 31, 2021 USD ($) AGREEMENT	Mar. 31, 2021 USD ($)	Dec. 31, 2022	May 31, 2022	Jan. 19, 2022 $ / shares	Jan. 01, 2022 shares	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares	14,900,000															14,900,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5															$ 11.5
Warrants term	5 years															5 years
Convertible debt, conversion price (in dollars per share) | $ / shares																					$ 8
Fair Value Adjustments Of Convertible Notes																$ (386,037,000)		$ 0
Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Convertible notes payable, fair value	$ 951,727,000															951,727,000
Estimate of Fair Value Measurement | Level 2
Debt Instrument [Line Items]
Convertible notes payable, fair value	11,781,000															11,781,000
Principal
Debt Instrument [Line Items]
Convertible notes payable, fair value	$ 529,993,000															529,993,000
Stockholder Loan Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares			200,000																			200,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 4.21									$ 4.21
Warrants term												2 years
Proceeds from issuance of warrants												$ 500,000
Convertible Notes
Debt Instrument [Line Items]
Interest rate per annum																				10.00%
Paid-in-kind interest																$ 15,200,000
Debt In strument Interest Rate Stated Percentage Payable In Cash	4.00%			4.00%												4.00%	4.00%
Debt Instrument Interest Rate Stated Percentage Payable In Kind	6.00%			6.00%												6.00%	6.00%
Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 771,897,000			$ 696,486,000												$ 771,897,000	$ 696,486,000
Kentucky note | Secured Promissory Notes Payable
Debt Instrument [Line Items]
Debt instrument, term															5 years
Note payable face amount															$ 2,400,000
Interest rate per annum															5.00%
Effective interest rate															5.00%
Kentucky note | Notes Payable
Debt Instrument [Line Items]
Notes payable	909,000			1,032,000												909,000	1,032,000
Genesis loan | Secured Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 13,000,000
Proceeds from lines of credit														$ 5,300,000
Genesis loan | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Debt instrument, term														20 months
Interest rate per annum														16.00%
Effective interest rate														28.00%
Number of installment | INSTALLMENT														3
Genesis loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	27,000			552,000												27,000	552,000
NYDIG loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term					24 months			24 months	24 months				24 months
Interest rate per annum					11.00%			14.25%			14.25%		15.00%					14.25%
Effective interest rate					11.00%			16.00%	17.00%				16.00%
Proceeds from issuance of debt					$ 33,400,000			$ 26,100,000	$ 13,400,000		$ 3,800,000		$ 800,000
NYDIG loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	58,190,000			67,435,000												58,190,000	67,435,000
Stockholder loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term												2 years
Note payable face amount												$ 10,000
Effective interest rate												20.00%
Proceeds from issuance of debt												$ 9,500,000
Stockholder loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 10,000,000			10,000,000												$ 10,000,000	10,000,000
Secured Convertible Notes
Debt Instrument [Line Items]
Convertible Debt Conversion Price Percentage Of Financing Price	80.00%															80.00%
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	2															2
Convertible debt, amount owed if held to maturity	$ 448,400,000															$ 448,400,000
Convertible debt, amount owed if prepaid	767,300,000															767,300,000
Secured Convertible Notes | Convertible Notes
Debt Instrument [Line Items]
Note payable face amount																							$ 215,000,000
Secured Convertible Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 224,211,000			220,871,000												$ 224,211,000	220,871,000
Unsecured Convertible Notes Issued Aug-Nov 2021 | Convertible Notes
Debt Instrument [Line Items]
Note payable face amount																							$ 299,800,000
Stockholder loan
Debt Instrument [Line Items]
Repayments of debt										$ 30,000,000
Stockholder loan | Equipment Loan
Debt Instrument [Line Items]
Interest rate per annum												10.00%
Blockfi
Debt Instrument [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares	$ 8															$ 8					$ 8
Convertible Debt Conversion Price Percentage Of Financing Price	80.00%															80.00%					80.00%
Blockfi | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Convertible notes payable, fair value	$ 923,731,000			557,007,000												$ 923,731,000	557,007,000
Blockfi | Estimate of Fair Value Measurement | Fair Value, Recurring
Debt Instrument [Line Items]
Convertible notes payable, fair value	923,700,000															923,700,000
Blockfi | Principal
Debt Instrument [Line Items]
Convertible notes payable, fair value	529,993,000			522,097,000												529,993,000	522,097,000
Blockfi | Principal | Fair Value, Recurring | Level 2
Debt Instrument [Line Items]
Convertible notes payable, fair value	530,000,000															530,000,000
Blockfi | Convertible Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs																13,100,000
Blockfi | Notes Payable
Debt Instrument [Line Items]
Notes payable	530,000,000															530,000,000
Trinity loan | Notes Payable
Debt Instrument [Line Items]
Notes payable	28,154,000			19,641,000												28,154,000	19,641,000
Trinity loan | Revolving Credit Facility
Debt Instrument [Line Items]
Effective interest rate							11.00%
Line of credit facility, maximum borrowing capacity							$ 30,000,000
Proceeds from lines of credit		$ 10,000,000		5,000,000	$ 14,000,000		$ 1,000,000
Line of credit facility, expiration period							36 months
Bremer | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term						60 months
Interest rate per annum						5.50%
Effective interest rate						5.60%
Line of credit facility, maximum borrowing capacity						$ 16,200,000
Proceeds from lines of credit																4,800,000	15,200,000
Number of installment | TRANCHE													2
Line of credit facility, additional borrowing capacity	$ 9,600,000															$ 9,600,000
Debt instrument, covenant terms, fixed charge coverage ratio	1															1
Debt instrument, interest rate buydown, amount			$ 800,000
Debt instrument, interest rate buydown terms, minimum continued operation period required																5 years
Minimum number of additional full time employees | EMPLOYEE	13															13
Interest rate buydown terms, full time employee employment period																2 years
Bremer | Equipment Loan | Forecast
Debt Instrument [Line Items]
Debt instrument, covenant terms, minimum debt service coverage ratio																			1.2
Bremer | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 19,902,000			$ 15,066,000												$ 19,902,000	$ 15,066,000
Blockfi | Equipment Loan
Debt Instrument [Line Items]
Effective interest rate				13.10%													13.10%
Line of credit facility, maximum borrowing capacity				$ 110,000,000													$ 110,000,000
Proceeds from lines of credit			$ 20,000,000	$ 60,000,000
Debt instrument, number of lending agreements | AGREEMENT				2													2
Blockfi | Notes Payable
Debt Instrument [Line Items]
Notes payable	74,130,000			$ 60,000,000												74,130,000	$ 60,000,000
Blockfi Loan, Credit Agreement One | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term				24 months
Interest rate per annum				9.70%													9.70%
Effective interest rate				10.10%													10.10%
Line of credit facility, maximum borrowing capacity	$ 100,000,000			$ 10,000,000												100,000,000	$ 10,000,000
Blockfi Loan, Credit Agreement Two | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term				24 months
Interest rate per annum				13.10%													13.10%
Anchor Labs | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term	24 months
Note payable face amount	$ 20,000,000															$ 20,000,000
Effective interest rate	12.50%															12.50%
Anchor Labs | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 20,000,000			$ 0												$ 20,000,000	$ 0
Mass Mutual Barings | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term	36 months
Note payable face amount	$ 100,000,000															$ 100,000,000
Effective interest rate	9.80%															9.80%
Proceeds from lines of credit	$ 30,000,000
Mass Mutual Barings | Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 30,000,000			$ 0												$ 30,000,000	$ 0